Expense Example {- Industrials Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-20 - Industrials Portfolio - VIP Industrials Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942